CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		30 Months Ended	33 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Consolidated Statements Of Operations
Total Revenue
Expenses
Exploration & Leasehold Costs	28,694	362,540	457,501	142,664	655,934	684,629
Management and Consulting	40,500	15,000	119,480	101,774	221,254	261,754
General and Administration	256,057	332,196	931,607	221,711	1,153,900	1,409,957
Depreciation	362	39	154	1,927	2,082	2,443
Accretion on Asset Retirement Obligation	2,320	1,562	9,436	622	10,057	12,378
Total Expenses	327,933	711,337	1,518,178	468,698	2,043,227	2,371,161
Other Income (Expense)
Other Expenses	1,493	(5,650)	(7,310)	(800)	(8,110)	(6,617)
Interest Income	(2,154)			167	167	(1,986)
Gain on Sale of Oil and Gas Properties				123,476	123,476	123,476
Total Other Income (Expense)	(660)	(5,650)	(7,310)	122,843	115,533	114,873
Net Loss	$ (328,594)	$ (716,987)	$ (1,525,488)	$ (345,855)	$ (1,927,694)	$ (2,256,288)
Loss per common share Basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.04)
Weighted average number of shares outstanding Basic and diluted	61,869,237	60,125,000	61,114,602	28,287,500	50,640,219